Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 18,106	¥ 18,697	¥ 16,772
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	4,182	2,741	2,990
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 13,925	¥ 15,956	¥ 13,782